Fair Value measurements (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value measurements [Abstract]
Schedule of derivative instruments
	Six month period ended June 30,
	2012	2013

Freight Derivatives	$64	$-
Interest rate swaps	-	438
Total	$64	$438

Schedule of interest rate derivatives
	Significant Other Observable Inputs (Level 2)
	December 31, 2012	June 30, 2013

Interest rate swaps - asset position	$-	$438
Total	$0	$438